TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Additional Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 11,675,076	S/ 9,950,233
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	10,072,788	8,457,046
Claims incurred but not reported	602,700	393,400
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,286,293	1,241,717
Claims incurred but not reported	42,500	24,300
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	315,995	251,470
Claims incurred but not reported	125,300	63,500
Mathematic reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 6,806,100	S/ 5,961,000